Consolidated Statement of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Reconciliation of profit before tax to net cash flows from operating activities
Profit before tax from continuing operations		$ 411.6		$ 295.8		$ 196.5
Adjustments for non-cash items
Depreciation, amortization & impairment of property, plant & equipment, right-of-use asset and intangibles		36.1		28.8		21.9
Bargain purchase gain on acquisitions		(3.6)		0.0		(0.3)
Impairment of goodwill		0.0		0.0		10.7
Net recovery of/(provision) for credit losses		(0.7)		(1.7)		7.1
Share-based compensation expense		43.5		29.6		20.3
Share of results in associates and joint ventures		0.0		0.0		(0.8)
Other non-cash movements including exchange rate movements		(49.7)		16.8		(6.6)
Changes in operating assets and liabilities
Adjustments for decrease (increase) in trade and other receivables		(2,570.2)		(2,757.9)		777.6
Adjustments for increase (decrease) in trade and other payables		2,259.9		2,952.6		(709.5)
(Increase)/decrease in fixed income securities		6.8		(11.0)		(76.7)
(Increase) in treasury instruments		(469.6)		(663.1)		(185.9)
(Decrease)/Increase in net stock borrowing and lending		(549.4)		3,348.5		319.6
(Increase) in equity instruments		(1,721.2)		(3,376.9)		(173.3)
Increase/ (decrease) in net repurchase and reverse repurchase agreements		1,216.4		(103.7)		(116.3)
Net decrease/(increase) in derivative instruments		469.3		(188.1)		(66.9)
Net increase in debt securities	[1]	2,123.4		1,372.3		1,049.8
Adjustments For Increase (Decrease) In Borrowings		27.8		152.0		(148.7)
(Increase)/decrease in inventory		(422.0)		127.6		(127.6)
Corporation tax paid		(140.9)		(58.1)		(55.9)
Net cash inflow from operating activities		667.5		1,163.5		735.0
Investing activities
Redemption of investment in associate		0.0		0.0		6.4
Acquisition of businesses, net of cash acquired		(241.6)		(11.0)		(90.3)
Payment of contingent consideration		0.0		0.0		(1.6)
Purchase of investments		(2.9)		(5.1)		0.0
Proceeds from sale of investments		0.0		0.7		0.0
Purchase of intangible assets		(6.7)		(8.2)		(3.1)
Purchase of property, plant and equipment		(13.1)		(11.7)		(9.0)
Net cash used in investing activities		(264.3)		(35.3)		(97.6)
Financing activities
Proceeds from issuance of ordinary shares		0.0		73.1		0.0
Issuance costs of ordinary shares		0.0		(4.8)		0.0
Repayment of debt securities		(6.3)		0.0		0.0
Purchase of own shares		(44.1)		(19.8)		(3.1)
Dividends paid		(55.5)		(77.1)		(58.3)
Lease incentive received		0.0		6.4		0.0
Payment of lease liabilities		(18.0)		(15.0)		(11.4)
Net cash used in financing activities		(123.9)		(37.2)		(72.8)
Net increase in cash and cash equivalents including cash within assets held for sale		279.3		1,091.0		564.6
Less: Net increase in cash within assets held for sale		(13.5)		0.0
Net increase in cash and cash equivalents including cash within assets held for sale		265.8		1,091.0		564.6
Cash and cash equivalents
Cash and cash equivalents at 1 January		2,556.6	[2]	1,483.5	[2]	910.1
Increase in cash		265.8		1,091.0		564.6
Effect of foreign exchange rate changes		58.8		(17.9)		8.8
Cash and cash equivalents at 31 December	[2]	$ 2,881.2		$ 2,556.6		$ 1,483.5

[1]	1.Included in the movement in debt securities is the movement of EMTN notes and the Group's debt issuance during May 2025. Please refer to note 22 for further detail.
[2]	1.Cash and cash equivalents includes restricted cash of $194.9m at 31 December 2025 (2024: $$173.9m, 2023: $197.7m).